SP 500 Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	22.99%	12.61%		11.21%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.46%	11.36%		10.13%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.62%	9.49%		8.71%